Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2014
Other receivables and prepayments [Abstract]
Schedule of Other Receivables and Prepayments
	December 31,
	2014	2013

Value added tax and miscellaneous tax recoverable	$-	$490
Other prepayments	51	254
Other receivables and prepayments	$51	$744